UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (4,457,401)	$ (1,441,393)	$ (18,542,654)	$ (13,830,371)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	617,943	162,839	590,691	103,194
Amortization of right-of-use assets	14,918	67,097	23,686	85,696
Amortization of debt discounts and accretion of debt			0	1,619,838
Bad debt expense	(30,992)	671,678	11,850,788	5,621,938
Shares issued in lieu of cash	0	(96,888)	96,888	175,941
Lease expense	155,430	123,204	365,639	210,463
Interest on finance leases	1,307	13,709	2,903	16,467
Stock-based compensation	680,389	104,869	577,931	24,401
Deferred income taxes	(5,645)	3,621	78,553	780,099
Gain on extinguishment of debt	0	(1,910,770)	(1,910,967)	(876,894)
Bargain purchase gain	0	(1,633,842)	(1,440,249)	0
Change in fair value of the derivative liability	0	(3,384)	(3,384)	20,257
Gain on net change in fair value of equity investments	(2,090)	(3,969)	(4,584)	(1,676)
Provision for extraordinary tax charges			578,425	0
Gain on forgiveness of accrued interest			0	(127,230)
Other income			(928)	0
Changes in assets and liabilities:
Accounts receivable	788,013	721,400	(5,484,213)	(3,073,366)
Accounts receivable - related party	(559,563)	202,669	1,457,845	(170,815)
Inventory	323,436	(949,633)	(890,903)	(485,469)
Prepaid expenses and other assets	(359,794)	(3,603,672)	(579,467)	(894,893)
Prepaid expenses and other current assets - related party	(1,462,468)	(2,303,904)	(913,574)	(375,311)
Loan receivable - related party	0	(168,469)	0	(4,213,728)
Accounts payable and accrued expenses	(711,770)	(1,332,464)	644,838	2,092,104
Accounts payable and accrued expenses - related party	621,174	(135,026)	71,777	(357,681)
Accrued interest	3,418	(229,771)	(115,668)	(913,280)
Lease liabilities	(154,610)	(123,391)	(373,816)	(210,781)
Taxes payable	0	417,256	(128,801)	(1,107,135)
Other current liabilities	614,232	(230,028)	(1,359,180)	(320,420)
Other liabilities	(698,916)	(579,582)	(227,575)	1,338,013
NET CASH USED IN OPERATING ACTIVITIES	(4,622,989)	(12,064,068)	(15,635,999)	(14,870,639)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from loan receivable	357,241	347,225	806,464	351,474
Cash paid for the acquisition of Cana	0	(5,331,120)	(5,230,593)	0
Sale of intangible assets	1,989	0
Purchase of intangible assets	0	(2,213,851)	(6,189,564)	(308,866)
Purchase of property and equipment	(116,826)	(1,249,933)	(1,313,195)	(74,207)
Loan receivable - related party			(168,469)	0
Sale of fixed assets			0	12,736
Advances for building's acquisition			(1,665,000)	0
Purchase of marketable securities			0	(2,634)
NET CASH USED IN INVESTING ACTIVITIES	242,404	(8,447,679)	(13,760,357)	(21,497)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of convertible note payable	0	(100,000)	(100,000)	(525,000)
Payment of note payable	(549,946)	(1,372,976)	(1,611,774)	(12,479,735)
Payment of related party loan	(7,567)		0	(4,824,035)
Payment of lines of credit	(12,342,152)	(10,412,107)	(19,532,735)	(20,975,110)
Proceeds from lines of credit	13,034,203	9,271,450	20,193,343	22,354,567
Proceeds from the issuance of common stock	0	4,750,000	10,000,017	35,275,573
Payments of finance lease liability	(17,504)	(77,753)	(27,786)	(99,906)
Payments of financing fees	629,576	0	(717,888)	(3,194,798)
Payment of related party note payable			0	(421,373)
Proceeds from note payable			1,057,540	487,098
Proceeds from related party loan			0	3,625,007
Payment of loans payable			0	(1,065,000)
Proceeds from loans payable			0	65,000
Proceeds from issuance of Series A Preferred Stock			0	6,000,000
Proceeds from the exercise of warrants			3,533,741	10,826,000
Proceeds from sale of treasury stock			(100,452)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	746,610	2,058,614	12,694,007	35,048,288
Effect of exchange rate changes on cash	144,289	(63,853)	(214,139)	307,044
NET CHANGE IN CASH	(3,489,686)	(18,516,986)	(16,916,488)	20,463,196
CASH AT BEGINNING OF PERIOD	3,833,195	20,749,683	20,749,683	286,487
CASH AT END OF PERIOD	343,509	2,232,697	3,833,195	20,749,683
Cash paid during the year:
Interest	512,966	814,345	406,885	588,051
Income tax			0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Closing of acquisition of Cloudscreen	637,080	0
Common shares issued for acquisition of customer base	0	316,081	316,081	0
Common shares issued for acquisition of Cana	$ 0	$ 138,667	138,667	0
Conversion of notes payable to common stock			0	$ 973,420
Deemed dividend reclassified upon elimination of its redemption provision			372,414
Conversion of convertible notes payable to common stock				15,000
Deemed dividend on warrants upon conversion of convertible debt			7,218,485	$ 32,004,730
Deemed dividend on preferred stock and warrants upon trigger of downround feature			0	16,669,894
Deemed dividend upon cumulative dividend on preferred stock			0	372,414
Conversion of Series A preferred stock			0	5,452,300
Conversion of convertible debt			$ 0	$ 38,144